SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2025
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life of the assets

Items	Useful life
Motor vehicles	3-5 years
Office equipment and fixtures	2-5 years
Building	15-40 years
Production equipment, including:
Equipment	5-10 years
Utilities and Facilities	5-20 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of information about contract costs, net and contract liabilities from contracts with customers

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Contract costs, net	¥48,335,817	¥53,547,408	$7,474,930
Contract liabilities	¥1,820,481	¥4,719,255	$658,783

Schedule of basic and diluted earnings (loss) per share

	For the years ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US Dollars
Numerator:
Net loss attributable to Recon Technology, Ltd	¥(59,167,301)	¥(49,871,259)	¥(42,588,554)	$(5,945,133)

Denominator:
Weighted-average number of ordinary shares outstanding – basic*	2,157,158	5,048,952	9,094,902	9,094,902
Class A Ordinary Shares*	1,880,065	4,654,508	8,044,658	8,044,658
Class B Ordinary Shares**	277,093	394,444	1,050,244	1,050,244
Outstanding options/warrants*	1,115,088	52,407	47,964	47,964
Potentially dilutive shares from outstanding options/warrants	—	—	—	—
Weighted-average number of ordinary shares outstanding – diluted*	2,157,158	5,048,952	9,094,902	9,094,902

Loss per share – basic and diluted*	¥(27.43)	¥(9.88)	¥(4.68)	$(0.65)
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.
**

The Class B Ordinary Shares were not subjected to reverse stock split, and each Class B Ordinary Share is convertible into one-eighteenth (1/18) of one Class A Ordinary Share at any time by the holder thereof, so the weighted average number of Class B Ordinary Shares is calculated on a one-for-eighteen basis of issued and outstanding Class B Ordinary Shares.